CONVERTIBLE DEBT	12 Months Ended
Dec. 31, 2020
CONVERTIBLE DEBT [Abstract]
CONVERTIBLE DEBT

NOTE 10: CONVERTIBLE DEBT

In September 2014, the Company completed a public offering in Israel of its Series L Convertible Bonds (the "Bonds"), with an aggregate par value of approximately ILS 143.5 million. The Bonds were issued at a purchase price equal to 96.5% of their par value and bear annual interest at a rate of 5%, payable semi-annually, subject to a possible increase up to 6% in the event and to the extent the Company’s debt rating is downgraded. The Bonds’ principal, denominated in ILS, was repayable in five equal annual instalments commencing on March 31, 2016.

The Bonds were convertible, at the election of each holder, into the Company’s ordinary shares at a conversion price of ILS 100.815 per share from the date of issuance and until March 15, 2020. The ordinary shares issued upon conversion of the Bonds will be listed on the NASDAQ Stock Market (“Nasdaq”) and the Tel-Aviv Stock Exchange (“TASE”), to extent that the Company's ordinary shares are listed thereon at the time of conversion. The conversion price is subject to adjustment in the event that the Company effects a share split or reverse share split, rights offering or a distribution of bonus shares or a cash dividend.

The Company had the option to redeem the Bonds upon delisting of the Bonds from the TASE, subject to certain conditions. In addition, the Company was able to redeem the Bonds or any part thereof at its discretion after December 1, 2014, subject to certain conditions.

The Company elected to apply the fair value option in accordance with ASC 825, “Financial Instruments”, to the Bonds and therefore all unrealized gains and losses were recognized in earnings.

On May 15, 2019 the Company announced it provided a Notice of Redemption to the Noteholders of its 5% Series L Convertible Bonds that was fully paid on June 6th, 2019. Following the redemption, the bond was delisted from the Tel Aviv Stock Exchange.

F - 32

PERION NETWORK LTD. AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

The changes of the long-term convertible debt in 2020 and 2019 were as follows:

Balance as of January 1, 2019 (*)	$15,453

Change in accrued interest	267
Change in fair value	600
Payment of interest	(470)
Payment of principal	(15,850)

Balance as of December 31, 2019	$-

Balance as of December 31, 2020	$-

(*) Includes accrued interest of $193.